Note 5 - Allowance for Loan Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Allowance for loan losses, beginning balance	$ 7,277,000	$ 7,507,000
Allowance for loan losses, charge-offs	(2,093,000)	(965,000)
Allowance for loan losses, recoveries	575,000	534,000
Allowance for loan losses, provision	1,104,000	201,000
Allowance for loan losses, ending balance	6,863,000	7,277,000
Individually evaluated for impairment	3,149,000	1,418,000
Collectively evaluated for impairment	3,708,000	5,859,000
Impaired Financing Receivable, Related Allowance	3,155,000	1,418,000
Ending Allowance Balance	6,863,000	7,277,000
Loans individually evaluated for impairment	23,808,000	24,473,000
Loans collectively evaluated for impairment	944,859,000	757,053,000
Impaired Financing Receivable, Recorded Investment, Total	23,955,000	24,473,000
Loans	968,814,000	781,526,000
Financial Asset Acquired with Credit Deterioration [Member]
Impaired Financing Receivable, Related Allowance	6,000	0
Impaired Financing Receivable, Recorded Investment, Total	147,000	0
Residential Mortgage [Member]
Allowance for loan losses, beginning balance	1,181,000	968,000
Allowance for loan losses, charge-offs	(758,000)	(162,000)
Allowance for loan losses, recoveries	174,000	91,000
Allowance for loan losses, provision	383,000	284,000
Allowance for loan losses, ending balance	980,000	1,181,000
Individually evaluated for impairment	137,000	61,000
Collectively evaluated for impairment	837,000	1,120,000
Impaired Financing Receivable, Related Allowance	143,000	61,000
Ending Allowance Balance	980,000	1,181,000
Loans individually evaluated for impairment	3,471,000	4,404,000
Loans collectively evaluated for impairment	191,314,000	183,188,000
Impaired Financing Receivable, Recorded Investment, Total	3,482,000	4,404,000
Loans	194,796,000	187,592,000
Residential Mortgage [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Impaired Financing Receivable, Related Allowance	6,000
Impaired Financing Receivable, Recorded Investment, Total	11,000
Commercial, Financial, and Agricultural [Member]
Allowance for loan losses, beginning balance	618,000	633,000
Allowance for loan losses, charge-offs	(403,000)	(246,000)
Allowance for loan losses, recoveries	36,000	161,000
Allowance for loan losses, provision	1,406,000	70,000
Allowance for loan losses, ending balance	1,657,000	618,000
Individually evaluated for impairment	1,073,000	6,000
Collectively evaluated for impairment	584,000	612,000
Impaired Financing Receivable, Related Allowance	1,073,000	6,000
Ending Allowance Balance	1,657,000	618,000
Loans individually evaluated for impairment	2,246,000	1,050,000
Loans collectively evaluated for impairment	112,077,000	73,116,000
Impaired Financing Receivable, Recorded Investment, Total	2,283,000	1,050,000
Loans	114,360,000	74,166,000
Commercial, Financial, and Agricultural [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Impaired Financing Receivable, Related Allowance
Impaired Financing Receivable, Recorded Investment, Total	37,000
Consumer and Other [Member]
Allowance for loan losses, beginning balance	96,000	37,000
Allowance for loan losses, charge-offs	(784,000)	(300,000)
Allowance for loan losses, recoveries	65,000	75,000
Allowance for loan losses, provision	726,000	284,000
Allowance for loan losses, ending balance	103,000	96,000
Individually evaluated for impairment
Collectively evaluated for impairment	103,000	96,000
Impaired Financing Receivable, Related Allowance
Ending Allowance Balance	103,000	96,000
Loans individually evaluated for impairment		217,000
Loans collectively evaluated for impairment	23,322,000	23,280,000
Impaired Financing Receivable, Recorded Investment, Total		217,000
Loans	23,322,000	23,497,000
Consumer and Other [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Impaired Financing Receivable, Related Allowance
Impaired Financing Receivable, Recorded Investment, Total
Commercial Real Estate Portfolio Segment [Member]
Impaired Financing Receivable, Related Allowance	1,939,000	1,312,000
Impaired Financing Receivable, Recorded Investment, Total	18,058,000	18,271,000
Loans	636,336,000	496,271,000
Commercial Real Estate Portfolio Segment [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Impaired Financing Receivable, Related Allowance
Impaired Financing Receivable, Recorded Investment, Total	34,000
Commercial Real Estate Portfolio Segment [Member] | Construction, Land, and Land Development [Member]
Allowance for loan losses, beginning balance	131,000	1,216,000
Allowance for loan losses, charge-offs	(29,000)
Allowance for loan losses, recoveries	82,000	155,000
Allowance for loan losses, provision	31,000	(1,240,000)
Allowance for loan losses, ending balance	215,000	131,000
Individually evaluated for impairment		39,000
Collectively evaluated for impairment	215,000	92,000
Impaired Financing Receivable, Related Allowance		39,000
Ending Allowance Balance	215,000	131,000
Loans individually evaluated for impairment	67,000	531,000
Loans collectively evaluated for impairment	95,965,000	59,779,000
Impaired Financing Receivable, Recorded Investment, Total	132,000	531,000
Loans	96,097,000	60,310,000
Commercial Real Estate Portfolio Segment [Member] | Construction, Land, and Land Development [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Impaired Financing Receivable, Related Allowance
Impaired Financing Receivable, Recorded Investment, Total	65,000
Commercial Real Estate Portfolio Segment [Member] | Other Commercial Loans [Member]
Allowance for loan losses, beginning balance	5,251,000	4,653,000
Allowance for loan losses, charge-offs	(119,000)	(257,000)
Allowance for loan losses, recoveries	218,000	52,000
Allowance for loan losses, provision	(1,442,000)	803,000
Allowance for loan losses, ending balance	3,908,000	5,251,000
Individually evaluated for impairment	1,939,000	1,312,000
Collectively evaluated for impairment	1,969,000	3,939,000
Ending Allowance Balance	3,908,000	5,251,000
Loans individually evaluated for impairment	18,024,000	18,271,000
Loans collectively evaluated for impairment	522,181,000	417,690,000
Loans	540,239,000	$ 435,961,000
Commercial Real Estate Portfolio Segment [Member] | Other Commercial Loans [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Impaired Financing Receivable, Related Allowance
Impaired Financing Receivable, Recorded Investment, Total	$ 34,000